Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Additional Information (Detail)	12 Months Ended
Mar. 31, 2019
Equity [abstract]
Common Equity Tier 1 capital ratio threshold where bonds may be written down	5.125%